Borrowings and Debentures - Changes in the Convertible Bonds Liability Component (Detail) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 KRW (₩)	Dec. 31, 2022 KRW (₩)
Disclosure in tabular form of changes in the convertible bonds liability component [line items]
Repayment	₩ 1,235,750		₩ 1,869,190	₩ 1,390,000
Financial liabilities measured at amortized cost [Member] | SAPEON Inc. [member]
Disclosure in tabular form of changes in the convertible bonds liability component [line items]
Beginning balance	59,235	$ 45,939
Issuance of convertible bonds	0	0
Repayment	18,778	14,230
Amortization based on effective interest rate	17,279	7,567
Ending balance	₩ 57,736	$ 39,276	₩ 59,235